UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: -811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)
c/o STATE STREET BANK AND TRUST COMPANY
2 AVENUE DE LAFAYETTE, 6TH FLOOR
P.O. BOX 5049
BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Mary Moran Zeven Secretary The China Fund, Inc. 2 Avenue de Lafayette Boston, MA 02111	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019
Registrant’s telephone number, including area code: (888) 246-2255
Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.
THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS

CHINA
Real Estate Operations/Development — (1.4%)
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	5,804,366	$7,040,696

TOTAL CHINA — (Cost $4,881,621)	1.4%	7,040,696

HONG KONG
Consumer Discretionary — (7.7%)
China Travel International Investment Hong Kong, Ltd.	18,148,000	7,902,207
Huabao International Holdings Ltd. *	12,790,000	7,141,637
Parkson Retail Group Ltd.	1,111,500	6,256,178
Ports Design Ltd.	2,678,500	7,357,998
Shangri-La Asia Ltd.	2,678,000	7,185,141
Yorkey Optical International Cayman Ltd.	8,762,000	2,939,986

		38,783,147

Consumer Staples — (3.7%)
Chaoda Modern Agriculture (Holdings) Ltd.	26,407,900	18,702,503

Diversified Operations — (1.0%)
Tianjin Development Holdings Ltd.	6,836,000	5,165,291

Energy — (0.5%)
China Rare Earth Holdings, Ltd.	15,254,000	2,695,899

Health Care — (4.9%)
China Shineway Pharmaceutical Group Ltd.	7,615,000	5,334,552
Golden Meditech Co., Ltd. *	35,040,000	13,911,261
Natural Beauty Bio-Technology, Ltd.	32,780,000	5,205,607

		24,451,420

Industrials — (2.2%)
China Fire Safety Enterprise Group Holdings Ltd.	50,380,000	3,226,034
TPV Technology, Ltd.	12,728,000	7,856,840

		11,082,874

Information Technology — (2.1%)
Arcontech Corp. * (1)	18,386,000	—
Lenovo Group Ltd.	25,646,000	10,411,652

		10,411,652

Materials — (1.0%)
Fountain Set (Holdings) Ltd.	13,026,000	4,437,450
Ocean Grand Chemicals Holdings Ltd. *(1)	17,379,000	689,965

		5,127,415

See Notes to Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

HONG KONG (continued)
Utilities — (1.7%)
Xinao Gas Holdings, Ltd.	9,286,000	$8,681,450

TOTAL HONG KONG — (Cost $69,070,051)	24.8%	125,101,651

HONG KONG — “H” SHARES
Energy — (3.3%)
China Oilfield Services Ltd.	12,650,000	8,667,324
China Shenhua Energy Co., Ltd.	3,435,000	8,393,553

		17,060,877

Industrials — (2.9%)
Beiren Printing Machinery Holdings Ltd. †	7,000,000	1,783,988
BYD Co., Ltd. *	1,368,500	4,854,732
Zhejiang Expressway Co., Ltd.	10,304,000	7,917,678

		14,556,398

Utilities — (2.1%)
Anhui Expressway Co., Ltd.	12,406,000	10,565,600

TOTAL HONG KONG — “H” SHARES —
(Cost $22,857,727)	8.3%	42,182,875

TOTAL HONG KONG (INCLUDING “H” SHARES) —
(Cost $91,927,778)	33.1%	167,284,526

TAIWAN
Consumer Discretionary — (5.7%)
Far Eastern Department Stores Ltd.	16,952,000	10,451,168
Merry Electronics Co., Ltd.	3,260,507	9,605,162
Synnex Technologies International, Corp.	5,156,000	6,271,382
Taiwan FamilyMart Co., Ltd.	1,787,895	2,644,349

		28,972,061

Consumer Staples — (1.2%)
Uni-President Enterprises Corp.	6,729,000	6,130,835

Distribution / Wholesale — (0.9%)
Wah Lee Industrial Corp.	2,154,000	4,461,469

Electronic Equipment — (1.0%)
Cheng Uei Precision Industry Co., Ltd.	1,244,000	4,779,239

See Notes to Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

TAIWAN (continued)
Energy — (0.5%)
Formosa Petrochemical Corp.	1,211,000	$2,467,826

Financials — (5.7%)
Cathay Financial Holding Co., Ltd.	5,708,370	12,655,602
Fubon Financial Holdings Co., Ltd.	10,387,000	9,495,208
Yuanta Core Pacific Securities Co.	8,983,000	6,793,109

		28,943,919

Food & Beverages — (0.5%)
Lien Hwa Industrial Corp.	4,768,616	2,295,458

Industrials — (1.0%)
Cheng Shin Rubber Industry Co., Ltd.	5,072,544	4,929,736

Information Technology — (7.0%)
Advanced Semiconductor Engineering Inc. *	7,838,000	8,938,467
Data Systems Consulting Co., Ltd.	4,566,813	5,020,762
Powertech Technology Inc.	1,522,000	6,332,615
ShenMao Technology Inc.	1,512,800	4,511,706
Tripod Technology Corp.	2,608,845	10,339,669

		35,143,219

Materials — (2.1%)
China Metal Products Co., Ltd.	3,720,123	5,920,201
Yieh United Steel Corp.	9,483,000	4,838,412

		10,758,613

Telecommunications — (1.7%)
Chunghwa Telecom Co., Ltd.	4,490,880	8,619,783

TOTAL TAIWAN — (Cost $96,228,499)	27.3%	137,502,158

UNITED STATES
Consumer Discretionary — (0.3%)
Chindex International, Inc. *	69,987	1,560,710

Energy — (1.8%)
Far East Energy Corp. † *	11,111,111	8,888,889

See Notes to Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
Health Care — (1.2%)
Mindray Medical International Ltd. ADR *	259,900	$6,315,570

TOTAL UNITED STATES — (Cost $15,019,661)	3.3%	16,765,169

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $208,057,559)	65.1%	328,592,549

EQUITY LINKED SECURITIES

Consumer Discretionary — (2.1%)
Youngor Group Co., Ltd. Access Product (expiration 10/26/10) 144A, (1) (2)	7,562,730	10,557,571

Energy — (5.3%)
China Petroleum Access Product (expiration 01/20/10) 144A, (1) (3)	7,089,920	8,862,400
China Yangtze Power Co., Ltd. Access Product (expiration 1/20/10) 144A, (1) (2)	6,441,077	8,875,804
Huaneng Power International Inc. Access Product (expiration 4/20/11) 144A, (1) (2)	9,343,031	8,735,734

		26,473,938

Financials — (3.6%)
China Merchants Bank Co., Ltd. Access Product (expiration 10/26/10) 144A, (1) (2)	8,254,855	18,234,975

Industrials — (13.7%)
Baoding Tianwei Baobian Electric Co., Ltd. Access Product (expiration 01/20/10) 144A, (1) (3)	1,761,193	5,588,392
Shanghai International Airport Co., Ltd. Access Product (expiration 1/20/10) 144A, (1) (3)	5,662,300	18,708,239
Shanghai International Airport Co., Ltd. Access Product (expiration 10/26/10) 144A, (1) (2)	2,961,967	9,750,795
Shanghai Zhenhua Port Machinery Co., Ltd. Access Product (expiration 10/26/10) 144A, (1) (2)	13,219,652	22,275,114
Xinjiang Tebian Electric Apparatus Stock Co., Ltd. Access Product (expiration 10/26/10) 144A, (1) (2)	4,676,642	12,477,281

		68,799,821

Materials — (1.2%)
Qinghai Salt Lake Potash Co., Ltd. Access Product (expiration 10/26/10) 144A, (1) (2)	1,725,209	6,174,523

See Notes to Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)

EQUITY LINKED SECURITIES (continued)

Retail — (1.4%)
Shanghai Yuyuan Tourist Mart Co., Ltd. Access Product (expiration 01/20/10) 144A, * (1) (3)	4,277,179	$7,254,096

Transportation — (2.6%)
Daqin Railway Co., Ltd. (expiration 11/02/11) 144A, * (1) (2)	9,710,000	13,166,760

TOTAL EQUITY LINKED SECURITIES — (Cost $67,027,624)	29.9%	150,661,684

DIRECT INVESTMENTS
Information Technology — (1.2%)
CDW Holding Ltd., (acquired 1/26/05) † (4)	60,000,000	5,857,849
teco Optronics Corp., (acquired 4/26/04) * (1) (5)	1,861,710	150,000

		6,007,849

TOTAL DIRECT INVESTMENTS — (Cost $2,331,348)	1.2%	6,007,849

TOTAL INVESTMENTS — (Cost $277,416,531) **	96.2%	485,262,082

OTHER ASSETS AND LIABILITIES	3.8%	18,922,628

NET ASSETS	100.0%	$504,184,710

See Notes to Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2007 (Unaudited)
Notes to Schedule of Investments
(A) Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on advice from the Direct Investment Manager, Asian Direct Capital Management (“ADCM”). The Direct Investment’s original cost is considered to be fair value unless the Board of Directors, based on such advice, concludes there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments.
The Fund’s investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

*	Denotes non-income producing security

†	Affiliated issuer, as defined in the Investment Company Act of 1940, as amended, includes issuers in which the Fund held 5% or more of the outstanding voting securities.
ADR American Depositary Receipt.
144A Securities restricted for resale to Qualified Institutional Buyers.
(1) Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors (see note 5 below).
(2) Equity Linked Securities issued by Credit Lyonnais (CLSA)
(3) Equity Linked Securities issued by Citigroup Global Markets Holdings.
(4) This investment is listed on the Singapore Stock Exchange, however it is still managed by ADCM.
(5) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued at acquisition cost. The procedures applied by the Board of Directors in arriving at its estimate of value of securities without readily available market values comply with the China Fund, Inc.’s (the “Fund”) policies for valuing Direct Investments at original cost unless the Board of Directors, based on advice from the Direct Investment Manager, concludes that there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments. Determination of fair values involves subjective judgment and, because of the inherent uncertainty of valuation, the Board of Directors’ estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.
** At January 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $216,391,044 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,545,493 and net appreciation for financial reporting purposes was $207,845,551. At January 31,2007, aggregate cost for financial reporting purposes was $277,416,531.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certification required by Rule 30a-2 of the 1940 Act is attached as an exhibit to this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE CHINA FUND, INC.

By:	/s/ Gary L. French
Gary L. French
President and Chief Executive Officer

Date: 3/21/07
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary L. French
Gary L. French
President and Chief Executive Officer

Date: 3/21/07

By:	/s/ William C. Cox
William C. Cox Treasurer and Chief Financial Officer

Date: 3/21/07